Directors’ emoluments and key management personnel remuneration (Tables)	12 Months Ended
Dec. 31, 2022
Employee Emoluments And Remuneration [Abstract]
Schedule of emoluments and remuneration

	December 31,
	2022	2021	2020
	£’000	£’000	£’000
Directors’ emoluments	3,010	1,537	1,026
Contributions to defined contribution pension schemes	3	2	4
Compensation for loss of office	—	—	29
Total emoluments	3,013	1,539	1,059
In respect of the highest paid director:

	December 31,
	2022	2021	2020
	£’000	£’000	£’000
Short term employee benefits	542	491	290
Contributions to defined contribution pension schemes	1	1	1
	543	492	291
The remuneration of key management personnel during the year (including remuneration relating to executive directors) was as follows:

	December 31,
	2022	2021	2020
	£’000	£’000	£’000
Short term employee benefits	1,954	1,438	615
Share based payments	7,895	3,248	387
Contributions to defined contribution pension schemes	24	15	3
	9,873	4,701	1,005